Related Party Transactions	6 Months Ended
Jun. 30, 2022
Disclosure Of Related Party Text Block Abstract
RELATED PARTY TRANSACTIONS
23.	RELATED PARTY TRANSACTIONS

Key Personnel Compensation

Key management personnel includes those persons having authority and responsibility for planning, directing, and controlling the activities of the Company as a whole. The Company has determined that key management personnel consists of executive and non-executive members of the Company’s Board of Directors and corporate officers. The remuneration of directors and key management personnel for the three months ended June 30, 2022 and 2021 are as follows:

	2022	2021

Payments to key management personnel:
Salaries, consulting and directors’ fees	$851,262	$626,923
Share-based payments	1,792,129	490,946
Total	$2,643,391	$1,117,869

Salaries, consulting and directors’ fees shown above are classified within profit and loss as shown below :

		(in thousands)
Type of Service	Nature of Relationship	2022	2021

Selling and marketing expenses	VP Technology/VP Sales International	152	87
General and administrative expense	Companies controlled by the CEO, CFO and Directors	699	540